MFS® Lifetime 2045 Fund
MFS® Lifetime 2045 Fund
SUPPLEMENT TO PROSPECTUS

The date of this supplement is March 31, 2015.

For Certain MFS® Funds

Effective March 31, 2015, MFS Research Bond Fund changed its name to MFS Total Return Bond Fund; therefore, all references to MFS Research Bond Fund are hereby replaced with references to MFS Total Return Bond Fund.